Subsequent Events - Additional Information (Details) - $ / shares	Sep. 29, 2023	Sep. 08, 2023	Jul. 07, 2023	Jun. 22, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock, par value					$ 0.0001	$ 0.0001
Stockholders' equity, reverse stock split		1-for-25
Spyre Therapeutics, Inc. | Common Stock
Subsequent Event [Line Items]
Number of shares transferred as equity interest in asset acquisition				517,809
Spyre Therapeutics, Inc. | Series A Non Voting Convertible Preferred Stock
Subsequent Event [Line Items]
Number of shares transferred as equity interest in asset acquisition				364,887
Subsequent Event
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001
Stockholders' equity, reverse stock split		1-for-25
Subsequent Event | Parapyre Option Obligation
Subsequent Event [Line Items]
Share-based payment award, term	10 years
Subsequent Event | Maximum
Subsequent Event [Line Items]
Reduction in the total number of authorized shares		500,000,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Reduction in the total number of authorized shares		20,000,000
Subsequent Event | Spyre Therapeutics, Inc. | Common Stock
Subsequent Event [Line Items]
Number of shares transferred as equity interest in asset acquisition			517,809
Subsequent Event | Spyre Therapeutics, Inc. | Series A Non Voting Convertible Preferred Stock
Subsequent Event [Line Items]
Number of shares transferred as equity interest in asset acquisition			364,887